Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash denominated in U.S. dollars		$ 24,918		$ 2,897
Money market funds denominated in U.S. dollars		0		13,085
Cash in currency other than U.S. dollars		33		41
Cash and Cash Equivalents, at Carrying Value	$ 27,449	$ 24,951	$ 20,227	$ 16,023	$ 33,586